BLACKROCK ALLOCATION TARGET SHARES

BATS: Series C Portfolio

(the “Fund”)

Supplement dated October 3, 2017 to

the Prospectus, dated July 28, 2017, as supplemented to date

Effective January 1, 2018, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series C Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Stephan Bassas	2018	Managing Director of BlackRock, Inc.
Michael Heilbronn	2015	Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management of the BATS: Series C Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: SERIES C PORTFOLIO
The BATS: Series C Portfolio is managed by a team of financial professionals. Stephan Bassas and Michael Heilbronn are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series C Portfolio” is deleted in its entirety and replaced with the following:

BATS: Series C Portfolio

The BATS: Series C Portfolio is managed by a team of financial professionals. Stephan Bassas and Michael Heilbronn are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Stephan Bassas	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2012.
Michael Heilbronn	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2006 to 2008.

Shareholders should retain this Supplement for future reference.

PRO-BATS-1017SUP